SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets	$ 8,659,551	$ 6,359,836
Fund administration contracts | Top of range
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of intangible assets	25 years
Fund management contracts finite-life | Top of range
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of intangible assets	20 years
Computer software | Bottom of range
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of intangible assets	2 years
Computer software | Top of range
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of intangible assets	10 years
Computer hardware | Bottom of range
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of capital assets	3 years
Computer hardware | Top of range
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of capital assets	5 years
Office equipment
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Useful life of capital assets	5 years
Unconsolidated structured entities
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Assets	$ 152,100,000	$ 135,100,000